Inventories, Net (Details) - Schedule of Inventories Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Inventory [Line Items]
Semiconductors	$ 325,428	$ 764,592
Equipment, tools and others	13,858	71,117
Inventory valuation allowance		(1,851)
Total inventory, net	$ 339,286	$ 833,858